Capital Commitments (Tables)	6 Months Ended
Jun. 30, 2019
Capital commitments [abstract]
Schedule of capital expenditures
	30/06/2018	30/06/2019
	US$’000	US$’000

Office building	444	-
Property and equipment	309	304